GOODWILL AND INTANGIBLES - Intangibles from Continuing Operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized intangible assets:
Gross Carrying Amount	$ 221,077	$ 23,311
Accumulated Amortization	(22,252)	(4,225)
Net Carrying Value	198,825	19,086
Nonamortized intangible assets
Liquor license	900
Total	221,977
Net carrying value, including nonamortizable assets	199,725
Senior Housing
Amortized intangible assets:
Gross Carrying Amount	123,111	23,311
Accumulated Amortization	(22,252)	(4,225)
Net Carrying Value	100,859	19,086
Senior Housing | In-Place Resident Lease Intangibles
Amortized intangible assets:
Gross Carrying Amount	112,267	22,711
Accumulated Amortization	(21,902)	(4,205)
Net Carrying Value	90,365	18,506
Senior Housing | Non-Compete Intangibles
Amortized intangible assets:
Gross Carrying Amount	1,600	600
Accumulated Amortization	(223)	(20)
Net Carrying Value	1,377	580
Senior Housing | Land Lease Intangibles [Member]
Amortized intangible assets:
Gross Carrying Amount	3,498
Accumulated Amortization	(1)
Net Carrying Value	3,497
Senior Housing | PILOT Intangibles
Amortized intangible assets:
Gross Carrying Amount	3,700
Accumulated Amortization	(124)
Net Carrying Value	3,576
Senior Housing | Other Intangibles
Amortized intangible assets:
Gross Carrying Amount	2,046
Accumulated Amortization	(2)
Net Carrying Value	2,044
Golf
Amortized intangible assets:
Gross Carrying Amount	97,966
Accumulated Amortization
Net Carrying Value	97,966
Golf | Trade Name
Amortized intangible assets:
Gross Carrying Amount	700
Accumulated Amortization
Net Carrying Value	700
Golf | Leasehold Intangibles
Amortized intangible assets:
Gross Carrying Amount	52,066
Accumulated Amortization
Net Carrying Value	52,066
Golf | Management Contracts
Amortized intangible assets:
Gross Carrying Amount	39,000
Accumulated Amortization
Net Carrying Value	39,000
Golf | Internally-developed software
Amortized intangible assets:
Gross Carrying Amount	800
Accumulated Amortization
Net Carrying Value	800
Golf | Membership Base
Amortized intangible assets:
Gross Carrying Amount	5,400
Accumulated Amortization
Net Carrying Value	$ 5,400